CRM Mutual Fund Trust

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

CRM Long/Short Opportunities Fund

Supplement Dated May 22, 2019

to each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information

Dated October 26, 2018

Capitalized terms used without definition below have the meanings given to them in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information. This document should be read together with the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

The following information is effective as of June 30, 2019:

CRM ALL CAP VALUE FUND – SUMMARY PROSPECTUS

The section titled “Portfolio Managers” is replaced with the following text:

PORTFOLIO MANAGER

Robert Maina leads the team responsible for the day-to-day management of the Fund. Mr. Maina has served as a portfolio manager of the Fund since 2017.

CRM LONG/SHORT OPPORTUNITIES FUND – SUMMARY PROSPECTUS

The section titled “Portfolio Managers” is replaced with the following text:

PORTFOLIO MANAGERS

Mimi Morris, and Jason Yellin jointly lead the team responsible for the day-to-day management of the Fund. Ms. Morris and Mr. Yellin have served as portfolio managers of the Fund since 2018.

CRM FUNDS PROSPECTUS

The section titled “Fund Summaries - CRM All Cap Value Fund - Portfolio Managers” is replaced with the following text:

PORTFOLIO MANAGER

Robert Maina leads the team responsible for the day-to-day management of the Fund. Mr. Maina has served as a portfolio manager of the Fund since 2017.

The section titled “Fund Summaries - CRM Long/Short Opportunities Fund - Portfolio Managers” is replaced with the following text:

PORTFOLIO MANAGERS

Mimi Morris, and Jason Yellin jointly lead the team responsible for the day-to-day management of the Fund. Ms. Morris and Mr. Yellin have served as portfolio managers of the Fund since 2018.

The table in the section titled “Management of the Fund - Portfolio Managers” is replaced with the following table:

PORTFOLIO MANAGERS

Brian Harvey, CFA, CIO and Director of Research is responsible for the overall management of the CRM Funds. The investment research team for all of the CRM Funds consists of 12 individuals, with an average of 19 years investment and financial experience. The portfolio managers who have responsibility for the day-to-day management of the Funds are set forth below.

Fund Name	Portfolio Manager(s)
CRM Small Cap Value Fund	Brian M. Harvey, CFA Bernard C. Frojmovich
CRM Small/Mid Cap Value Fund	Brittain Ezzes Thad Pollock
CRM Mid Cap Value Fund	Brittain Ezzes Thad Pollock
CRM Large Cap Opportunity Fund	Robert Maina Madeleine “Mimi” B. Morris
CRM All Cap Value Fund	Robert Maina
CRM Long/Short Opportunities Fund	Madeleine “Mimi” B. Morris Jason Yellin

The SAI provides additional information about compensation of the portfolio managers listed above, the other funds, pooled investment vehicles and accounts they manage, and their ownership of securities of the Fund.

CRM FUNDS STATEMENT OF ADDITIONAL INFORMATION

The section titled “Investment Advisory and Other Services-Portfolio Managers” is replaced with the following information, which supersedes any contrary information:

Brian Harvey, CFA, CIO and Director of Research is responsible for the overall management of the CRM Funds. The investment research team for all of the CRM Funds consists of 12 individuals, with an average of 19 years investment and financial experience. The portfolio managers who have responsibility for the day-to-day management of the Funds are set forth below.

Small Cap Value Fund. Brian M. Harvey, CFA and Bernard C. Frojmovich are the leaders of the team responsible for the day-to-day management of the CRM Small Cap Value Fund.

Small/Mid Cap Value Fund. Brittain Ezzes and Thad Pollock are the leaders of the team responsible for the day-to-day management of the Small/Mid Cap Value Fund.

Mid Cap Value Fund. Brittain Ezzes and Thad Pollock are the leaders of the team responsible for the day-to-day management of the Mid Cap Value Fund.

Large Cap Opportunity Fund. Robert Maina and Madeleine “Mimi” B. Morris are the leaders of the team responsible for the day-to- day management of the Large Cap Opportunity Fund.

All Cap Value Fund. Robert Maina leads the team responsible for the day-to-day management of the CRM All Cap Value Fund.

Long/Short Opportunities Fund. Mimi Morris and Jason Yellin are the leaders of the team responsible for the day-to-day management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE